Subsequent Events (Details) - USD ($)														12 Months Ended
		Apr. 02, 2025	Mar. 31, 2025	Mar. 10, 2025	Mar. 03, 2025	Feb. 28, 2025	Feb. 11, 2025	Dec. 31, 2024	Dec. 24, 2024	Dec. 12, 2024	Dec. 10, 2024	Jun. 03, 2024	Apr. 17, 2024	Dec. 31, 2024	Dec. 31, 2023		May 05, 2025	Apr. 01, 2025
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)												102,890,000	53,600,000
Ordinary shares issued (in Shares)	[1]							113,852						113,852	50,747	[2]
Ordinary shares reverse stock (in Shares)														35,105
Shares issued value	[3]														$ 2,866,856
Convertible Notes [Member]
Subsequent Events [Line Items]
Convertible notes outstanding								$ 3,150,000						$ 3,150,000
Promissory Notes [Member]
Subsequent Events [Line Items]
Promissory notes outstanding								$ 500,000						$ 500,000
White Lion [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)														166,000
Shares issued value														$ 5,193,763
Subsequent Event [Member]
Subsequent Events [Line Items]
Reverse stock split							1-for-20
Shareholder equity				$ 2,500,000
Cash consideration						$ 750,000
Ordinary shares issued (in Shares)						125,000
Ordinary shares reverse stock (in Shares)						12,500
Deemed value per share (in Dollars per share)						$ 1.7
Valid period			10 years
Awarded shares (in Shares)			105,426
Outstanding amount			20.00%
Subsequent Event [Member] | Genetics & IVF Institute, Inc [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)						2,500,000
Subsequent Event [Member] | MicroSort Acquisition [Member]
Subsequent Events [Line Items]
Business combination agreement						$ 5,000,000
Subsequent Event [Member] | NewGen [Member]
Subsequent Events [Line Items]
Business combination cash						750,000
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Converted shares (in Shares)														259,425
Class A Ordinary Shares [Member] | White Lion [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)								3,000	2,500	19,000	3,500
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)					150,000
Reverse stock split (in Shares)					15,000
Class A Ordinary Shares [Member] | Subsequent Event [Member] | 2025 Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Original principal amount						$ 3,200,000
Forecast [Member]
Subsequent Events [Line Items]
Bid price (in Dollars per share)																	$ 1
Forecast [Member] | 2025 Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Original principal amount																		$ 25,600,000
Forecast [Member] | Senior Convertible Note [Member]
Subsequent Events [Line Items]
Principal amount		$ 2,000,000
Bears an interest rate		14.75%

[1]	The shares as presented have been adjusted retrospectively for two Reverse Share Splits effected in February 2025 of 1 share for every 20 existing shares issued and in May 2025 of 1 share for every 10 existing share issued respectively.
[2]	Re-presented as mentioned in Note 23
[3]	On January 10, 2023, the Company issued 137 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 345 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements